FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 7,664	$ 6,946
Financial liabilities	(56,882)	(53,465)
Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	2,487	7,113
Financial assets	(11)	2
Derivatives | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 75	$ 75
Rates	5.30%	5.30%
Financial liabilities	$ (14)	$ (16)
Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	0	0
Financial assets	$ 0	$ 0
Bottom of range | Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	2.40%	2.30%
Bottom of range | Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.30%
Top of range | Derivatives | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.30%
Top of range | Derivatives | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Rates	3.40%	3.60%